SCHEDULE OF OTHER DECOMMISSION PROVISION (Details) - Provision for decommissioning, restoration and rehabilitation costs [member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Bolivar [member]
IfrsStatementLineItems [Line Items]
Undiscounted uninflated estimated cash flow	$ 4,248	$ 3,587
Discount rate	10.20%	9.30%
Inflation rate	0.202	0.100
Porco [member]
IfrsStatementLineItems [Line Items]
Undiscounted uninflated estimated cash flow	$ 6,925	$ 6,119
Discount rate	10.20%	9.30%
Inflation rate	0.202	0.100
Caballo blanco group [member]
IfrsStatementLineItems [Line Items]
Undiscounted uninflated estimated cash flow	$ 7,829	$ 7,333
Discount rate	9.90%	9.60%
Inflation rate	0.202	0.100
San lucas group [member]
IfrsStatementLineItems [Line Items]
Undiscounted uninflated estimated cash flow	$ 3,250	$ 2,917
Discount rate	9.60%	9.60%
Inflation rate	0.202	0.100
Zimapan [member]
IfrsStatementLineItems [Line Items]
Undiscounted uninflated estimated cash flow	$ 9,791	$ 8,032
Discount rate	8.70%	10.10%
Inflation rate	0.036	0.037